Income Tax (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrecognized tax benefits
Balance at beginning of year
Increase as a result of tax position taken in prior period	1,054
Decrease due to settlement with the Israeli tax authorities	(1,054)
Balance at end of year